Supplement dated May 1, 2026, to the Prospectuses

dated May 1, 2026, for variable universal life policies

issued by Protective Life Insurance Company

Protective Variable Life Separate Account

Supplement dated May 1, 2026, to the Prospectuses

dated May 1, 2026, for variable universal life policies

issued by Protective Life and Annuity Insurance Company

Protective NY Variable Life Separate Account

This Supplement amends certain information in your variable universal life policy prospectus, initial summary prospectus, and updating summary prospectus (collectively, the “Prospectus”). Please read this Supplement carefully and keep it with your Prospectus for future reference. You may obtain a current prospectus by visiting www.protective.com/productprospectus or by calling 1-800-265-1545.

Effective immediately, the following information in the “APPENDIX: FUNDS AVAILABLE UNDER THE POLICY” section of the Prospectus is removed and replaced by the following:

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Taxable Bond	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC	1.05%	8.33%	2.10%	4.72%

If you have any questions regarding this Supplement, please contact your investment professional or us toll free at 1-800-265-1545. Please keep this Supplement for future reference.